Outstanding Balances and Related Income and Expense for Related Party Transactions (Detail)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Trust Accounts KRW	Dec. 31, 2009 Trust Accounts KRW	Dec. 31, 2008 Trust Accounts KRW	Dec. 31, 2010 Executives, Directors and Affiliated Parties KRW	Dec. 31, 2009 Executives, Directors and Affiliated Parties KRW	Dec. 31, 2008 Executives, Directors and Affiliated Parties KRW
Related Party Transaction [Line Items]
Loans								3,789,000,000	7,687,000,000	254,463,000,000
Trust fees payable					57,410,000,000	10,299,000,000	9,514,000,000
Short-term borrowings	7,138,917,000	8,071,259,000,000	9,714,857,000,000		1,224,846,000,000	772,373,000,000	929,175,000,000
Other liabilities					3,154,000,000	16,489,000,000	39,365,000,000
Net trust management fees					33,734,000,000	28,960,000,000	33,567,000,000
Interest expense on short-term borrowings	333,426,000	376,971,000,000	555,026,000,000	865,695,000,000	25,387,000,000	24,449,000,000	42,929,000,000
Interest on loans	$ 9,239,133,000	10,445,763,000,000	10,224,880,000,000	12,109,332,000,000				204,000,000	329,000,000	5,844,000,000